Related Party Balances and Transactions - Sales of raw materials or long-lived assets (Details) - Related party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Sales of raw materials or long-lived assets	¥ 156,292	¥ 51,505	¥ 5,597
Chongqing Chuangyuan Zhiye (Group) Co., Ltd.
Related Party Balances and Transactions
Sales of raw materials or long-lived assets	150,000
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Sales of raw materials or long-lived assets	3,296	3,215
VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Sales of raw materials or long-lived assets	1,608	46,779
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Sales of raw materials or long-lived assets	¥ 1,388	1,504
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Sales of raw materials or long-lived assets		¥ 7	¥ 5,597